Accumulated Other Comprehensive Income (Components of Accumulated Other Comprehensive Income) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	$ 11,441	$ 10,150
Net current period other comprehensive income (loss)	(273)	553
Ending Balance	12,088	11,441
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	578	25
Other comprehensive income (loss) before reclassifications	(232)	531
Amounts reclassified from accumulated other comprehensive income loss	(41)	22
Net current period other comprehensive income (loss)	(273)	553
Ending Balance	305	578
Unrealized (loss) gain on translation of self-sustaining foreign operations
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	639	10
Other comprehensive income (loss) before reclassifications	(270)	629
Amounts reclassified from accumulated other comprehensive income loss	0	0
Net current period other comprehensive income (loss)	(270)	629
Ending Balance	369	639
Net change in net investment hedges
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(62)	35
Other comprehensive income (loss) before reclassifications	38	(97)
Amounts reclassified from accumulated other comprehensive income loss	0	0
Net current period other comprehensive income (loss)	38	(97)
Ending Balance	(24)	(62)
Losses on derivatives recognized as cash flow hedges
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	16	18
Other comprehensive income (loss) before reclassifications		0
Amounts reclassified from accumulated other comprehensive income loss	(2)	(2)
Net current period other comprehensive income (loss)	(2)	(2)
Ending Balance	14	16
Net change on available-for-sale investments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(2)	(1)
Other comprehensive income (loss) before reclassifications	0	(1)
Amounts reclassified from accumulated other comprehensive income loss	0	0
Net current period other comprehensive income (loss)	0	(1)
Ending Balance	(2)	(2)
Net change in unrecognized pension and post-retirement benefit costs
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(13)	(37)
Other comprehensive income (loss) before reclassifications	0	0
Amounts reclassified from accumulated other comprehensive income loss	(39)	24
Net current period other comprehensive income (loss)	(39)	24
Ending Balance	$ (52)	$ (13)